Supplier Accounts Receivable and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Schedule of Other Current Liabilities
14.2 Other Current Liabilities

	2017	2018	2019
	(Amounts in thousands of Euros)
Social security	12,094	6,343	18,100
Tax liabilities	428	448	384
Other debts	440	1,354	510
Deferred revenues	2,789	4,360	3,204

Total	15,751	12,506	22,197